Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Activities:
Net earnings, including noncontrolling interests	$ 395	$ 209	$ 276
Adjustments:
Depreciation and amortization	(59)	(67)	(80)
Annuity benefits	1,151	998	892
Realized (gains) losses on investing activities	(132)	105	13
Net sales of trading securities	3	59	3
Deferred annuity and life policy acquisition costs	(206)	(263)	(225)
Amortization of insurance acquisition costs	202	215	133
Change in:
Recoverables from reinsurers	16	14	16
Accrued investment income	(9)	(35)	(29)
Funds held as collateral	(474)	286	(9)
Other assets	112	(71)	(25)
Life, accident and health reserves	(23)	(23)	(33)
Liability for funds held as collateral	474	(286)	9
Other liabilities	(42)	11	(106)
Other operating activities, net	(74)	(84)	(39)
Net cash provided by operating activities	1,334	1,068	796
Investing Activities:
Purchases of fixed maturities	(6,177)	(7,898)	(7,062)
Purchases of equity securities	(126)	(326)	(128)
Purchases of mortgage loans	(407)	(142)	(130)
Purchases of equity options — indexed annuities	(600)	(567)	(432)
Purchases of other investments	(220)	(296)	(409)
Purchases of real estate, property and equipment	(8)	(15)	(10)
Proceeds from maturities and redemptions of fixed maturities	3,215	3,551	4,247
Proceeds from repayments of mortgage loans	118	155	156
Proceeds from sales of fixed maturities	801	447	315
Proceeds from sales of equity securities	214	121	82
Proceeds from settlement of equity options — fixed indexed annuities	666	786	717
Proceeds from sales of other investments	65	122	186
Proceeds from sales of real estate, property and equipment	0	0	27
Other investing activities, net	10	10	8
Net cash used in investing activities	(2,449)	(4,052)	(2,433)
Financing Activities:
Annuity receipts	4,960	5,407	4,341
Annuity surrenders, benefits and withdrawals	(3,358)	(2,916)	(2,341)
Net transfers from variable annuity assets	60	47	54
Advances from Federal Home Loan Bank	0	225	0
Repayments to Federal Home Loan Bank	0	0	(64)
Cash dividends paid	(140)	(60)	(225)
Other financing activities, net	(2)	(1)	(16)
Net cash provided by (used in) financing activities	1,520	2,702	1,749
Net Change in Cash and Cash Equivalents	405	(282)	112
Cash and cash equivalents at beginning of period	329	611	499
Cash and cash equivalents at end of period	$ 734	$ 329	$ 611